10. Stock-based compensation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Notes to Financial Statements
Stock-based compensation	$ 14,176	$ 0	$ 55,726	$ 0